Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2026
Fair value measurement [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value through profit or loss (“FVTPL”) or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Short-term investments	Closing market price or net asset value of the investment funds as of the measurement date (Level 2)
Preferred shares	Scenario-based discounted cash flow methodology (Level 3)
Royalty receivable	Monte Carlo simulation (Level 3)
Derivative liabilities	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, accounts receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities	Carrying amount (approximates fair value due to short-term nature)
Lease receivable, lease liabilities, and other long term liabilities	Carrying value discounted at the effective interest rate approximates fair value

The carrying values of the financial instruments as at March 31, 2026 are summarized in the following table:

	Amortized cost	FVTPL	Total
	$	$	$
Financial Assets
Cash and cash equivalents	64,690	—	64,690
Restricted cash	47,791	—	47,791
Short-term investments	—	52,213	52,213
Accounts receivable, excluding sales taxes and lease receivable	42,990	—	42,990
Lease receivable	5,253	—	5,253
Preferred shares	—	10,560	10,560
Royalty receivable	—	1,553	1,553
Financial Liabilities
Accounts payable and accrued liabilities	50,592	—	50,592
Lease liabilities	23,859	—	23,859
Derivative liabilities	—	3,697	3,697
Other long term liabilities	498	—	498
The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Note	Level 1	Level 2	Level 3	Total
		$	$	$	$
As at March 31, 2026
Short-term investments		—	52,213	—	52,213
Preferred shares	6(b)	—	—	10,560	10,560
Royalty receivable	6(b)	—	—	1,553	1,553
Other long term liability		498	—	—	498
Derivative liabilities	13(e)	1,387	2,310	—	3,697

As at March 31, 2025
Marketable securities (1)		554	—	—	554
Other long term liability		498	—	47,597	48,095
Derivative liabilities	13(e)	3,111	2,420	—	5,531
(1) Marketable securities have been aggregated with prepaids and other current assets on the statement of financial position in the comparative period

Short term investments are highly liquid, invested in funds composed of high grade fixed rate or floating rate corporate debt securities, with no fixed maturity date. The interest and dividends earned are recorded to interest and other income and changes in fair value are recorded to other gains (loss) in other income (expenses) on the consolidated statements of income (loss) and comprehensive income (loss).
Derivative liabilities include both DSUs classified as level 1 and PSUs classified as level 2. The PSUs are based on the Company performance relative to its peers and uses historical trends to predict future performance as well as potential outcomes.
The preferred shares are initially measured at fair value and remeasured at fair value through profit and loss at each reporting period. The fair value of the preferred shares was determined based on scenario-based discounted cash flow methodology, using level 3 inputs. Significant assumptions and estimates used in the valuation model include Bevo’s projected cash flows until the year 2080, the probability of a liquidation event as defined in the agreement and the discount rate.
The royalty receivable was initially measured at fair value and is remeasured at fair value through profit and loss at each reporting period. The fair value of the royalty receivable was determined based on a Monte Carlo simulation model using level 3 inputs. Significant assumptions and estimates used in the valuation model include the forecasted cash flows as defined in the agreements, for the Bevo Sky and Sun facilities, discount rate and growth rate. As at March 31, 2026, the royalty receivable was $1.6 million recorded on the consolidated statements of financial position and consolidated statements of profit (loss) and comprehensive profit (loss).
As at March 31, 2025, other long term liability includes the put option arising from the acquisition of Bevo. The put option was fair valued at $47.6 million using a Monte Carlo simulation model. The determination relies on forecasted information, of which the significant assumptions used within the model are revenue, cost of sales and operating expenses. As at March 31, 2026, the Bevo put option was derecognized through the disposition of Bevo (Note 6), which was recorded in other long-term liability in the consolidated statements of financial position. The change during the year ended March 31, 2026 of $47.6 million (year ended March 31, 2025 – $2.1 million) is recorded in deficit in the consolidated statements of changes in equity.
There were no changes in the nature, characteristics and risks of financial instruments that would result in a change in classification of financial assets and financial liabilities disclosed above. There were no transfers between fair value measurement hierarchy levels during the year ended March 31, 2026.